American Balanced Fund® Prospectus Supplement January 23, 2017 (for prospectus dated January 1, 2017)

The following is added to the paragraph titled “The Capital SystemSM” in the “Management and organization” section of the prospectus:

Alan J. Wilson, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Alan has 32 years of investment experience in total (26 years with Capital Research and Management Company or affiliate). He has one year of experience in managing money in the fund.

Dina N. Perry is no longer managing money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-207-0117P Printed in USA CGD/AFD/10039-S58023

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

American Balanced Fund® Statement of Additional Information Supplement January 23, 2017 (for statement of additional information dated January 1, 2017)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Gregory D. Johnson	Over $1,000,000	3	$170.6	None		None
Hilda L. Applbaum	$100,001 – $500,000	2	$94.0	2	$0.09	None
Jeffrey T. Lager	$100,001 – $500,000	2	$94.4	None		None
James R. Mulally	$100,001 – $500,000	8	$115.3	1	$0.03	None
John H. Smet	$100,001 – $500,000	20	$181.2	None		None
Alan N. Berro	Over $1,000,000	25	$156.6	None		None
Michael T. Kerr	$100,001 – $500,000	3	$238.3	None		None
John R. Queen	$100,001 – $500,000	6	$6.5	1	$0.10	365	$3.03
Alan J. Wilson*	Over $1,000,000	3	$252.5	None		None

*Information is as of November 30, 2016.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-208-0117O CGD/10149-S58024